Emergence From Chapter 11 Cases (Tables)	12 Months Ended
Dec. 31, 2017
Reorganizations [Abstract]
Reorganization Items
Expenses and income directly associated with the Chapter 11 Cases are reported separately in the statements of consolidated income (loss) as reorganization items as required by ASC 852, Reorganizations. Reorganization items also included adjustments to reflect the carrying value of LSTC at their estimated allowed claim amounts, as such adjustments were determined. The following table presents reorganization items incurred in the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015, respectively, as reported in the statements of consolidated income (loss):

	Predecessor
	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Gain on reorganization adjustments (Note 6)	$(24,252)	$—
Loss from the adoption of fresh start reporting	2,013	—
Expenses related to legal advisory and representation services	55	141
Expenses related to other professional consulting and advisory services	39	69
Contract claims adjustments	13	54
Noncash adjustment for estimated allowed claims related to debt	—	896
Adjustment to affiliate claims pursuant to Settlement Agreement (Note 19)	—	(635)
Gain on settlement of debt held by affiliates (Note 19)	—	(382)
Gain on settlement of interest on debt held by affiliates	—	(20)
Sponsor management agreement settlement	—	(19)
Contract assumption adjustments	—	(14)
Fees associated with extension/completion of the DIP Facility	—	9
Other	11	2
Total reorganization items	$(22,121)	$101